Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
OPERATING ACTIVITIES
Net loss for the period before non-controlling interest	$ 800,829	$ (25,833,973)
Items not affecting cash:
Amortization and depreciation	2,894,593	4,139,877
Impairment expense	476,404
Arbitration settlement reserve	(5,568,761)
Gain on disposal of Eden Games	(15,128,417)
Loss on disposal of Motorsports		678,931
Loss on disposal of P&E		9,767
Loss on extinguishment of debt		2,428,900
Gain on retained interest in former associate		(99,961)
Share of net loss of associate		103,930
Change in fair value of warrant liability	(4,667,583)	(7,071,518)
Change in fair value of convertible debt	(2,147,134)	7,172,533
Accretion of debt	4,610	104,002
Share-based payments	3,577,861	2,458,744
Total Adjustments	(19,757,598)	(15,908,768)
Restricted cash	41,639	78,122
Accounts and other receivables	196,227	(3,901,989)
Government remittances	(357,557)	(59,609)
Publisher advance	2,182,783	(5,309,262)
Prepaid expenses and other	1,553,157	341,604
Accounts payable	2,409,692	(399,971)
Accrued liabilities	(45,842)	1,140,764
Players liability account	(41,639)	(78,122)
Deferred revenue	(1,233,295)	1,008,589
Changes in non-cash working capital	4,705,165	(7,179,874)
Net cash used in operating activities	(15,052,433)	(23,088,642)
INVESTING ACTIVITIES
Purchase of property and equipment	(72,183)	(107,464)
Purchase of promissory notes	(1,181,005)
Net cash from disposal of Eden Games	14,710,616
Net cash from disposal of Motorsports		24,348
Net cash used in investing activities	13,457,428	(83,116)
FINANCING ACTIVITIES
Net proceeds from issuance of Units		31,017,374
Proceeds from convertible debentures		4,901,393
Net (payments) proceeds from promissory notes payable	(15,744)	(2,915,701)
Proceeds from exercise of warrants		5,949,269
Payments on lease financing	(184,377)	(164,410)
Payments on long-term debt	(75,262)	(135,457)
Net cash provided by financing activities	(275,383)	38,652,468
Impact of foreign exchange on cash	259,671	597,989
Change in cash	(1,610,717)	16,078,699
Cash, beginning of period	15,305,996	5,243,278
Cash, end of period	$ 13,695,279	$ 21,321,977